CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS [abstract]
Schedule of cash and cash equivalents
	2019	2020
	RMB’000	RMB’000

Cash at bank and on hand	1,562,334	1,485,232
Term deposits with initial term not more than three months	-	-
	1,562,334	1,485,232

Schedule of cash and cash equivalents denominated by currency
	2019	2020
	RMB’000	RMB’000

RMB	1,473,434	1,458,200
HKD	88,892	27,003
USD	8	29
	1,562,334	1,485,232